Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 28.2	$ 44.9	$ 65.0
Noncash revenues, expenses, gains and losses included in income:
Deferred tax expense	5.0	2.0	7.2
Amortization of deferred gains on disposal of businesses	(8.6)	(15.7)	(53.6)
Depreciation and amortization	(0.6)	(0.7)	(0.6)
Net realized (gains) losses on investments	(1.5)	(9.4)	1.4
Changes in operating assets and liabilities:
Change in reinsurance recoverable	0.6	10.7	(5.4)
Change in insurance policy reserves and expenses	(56.8)	(55.2)	(59.8)
Change in other assets and other liabilities	6.2	(3.8)	(1.2)
Change in taxes payable	(2.5)	(0.6)	8.1
Other	1.9	(2.5)	2.8
Net cash used in operating activities	(28.1)	(30.3)	(36.1)
Sales of:
Fixed maturity securities available for sale	27.4	93.7	177.7
Equity securities	8.3	23.3	9.5
Other invested assets	4.4	11.7	27.3
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	37.6	43.8	32.6
Commercial mortgage loans on real estate	3.4	7.2	33.1
Purchases of:
Fixed maturity securities available for sale	(23.3)	(121.1)	(179.6)
Equity securities	(1.0)	(8.9)	(10.6)
Commercial mortgage loans on real estate	0.0	0.0	(8.6)
Other invested assets	(0.9)	(6.7)	(15.3)
Change in short-term investments	(12.2)	14.7	(12.8)
Change in policy loans	0.3	0.4	0.7
Net cash provided by investing activities	44.0	58.1	54.0
Financing activities
Cash dividends paid	(18.0)	(27.0)	(15.0)
Net cash used in financing activities	(18.0)	(27.0)	(15.0)
Change in cash and cash equivalents	(2.1)	0.8	2.9
Cash and cash equivalents at beginning of period	6.2	5.4	2.5
Cash and cash equivalents at end of period	4.1	6.2	5.4
Supplemental information:
Income taxes paid	$ 3.5	$ 9.4	$ 4.0